Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Prepaid Expenses And Other Current Assets
Insurance premium	$ 30,886	$ 83,833
Deposit on asset		10,000
Prepaid consulting fees	400,000	50,000
Other prepaid expenses	66,088	261
Legal retainer	85,000	35,000
Other current assets	28,568	6,525
Due from underwriters	3,930	3,930
Total	$ 614,472	$ 189,549